Derivative Financial Instruments and Off-balance sheet Financial Instruments - Narrative (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Cash and securities pledged as collateral by counterparties	$ 360
Securities pledged as collateral to counterparties	270
Securities pledged in the form of margin deposits	$ 400